FINANCIAL STATEMENT DETAILS - Allowance for credit losses (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 35.2	$ 21.5	$ 21.5	$ 20.3
Provision for bad debts	(1.9)	15.0	11.1	4.9	$ 6.4
Provision for lease receivables associated with exit activities	(16.5)
Write-offs	(2.7)	(3.2)	(4.6)	(3.7)
Balance, end of period	$ 47.1	40.4	$ 35.2	$ 21.5	$ 20.3
Adoption of ASC 326
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, end of period		$ 7.1